Class A Shares (TIPRX), Class C Shares (TIPPX), Class I Shares (TIPWX) and Class L Shares (TIPLX) of Beneficial Interest

Supplement dated December 18, 2017 to the Prospectuses and Statement of Additional Information (“SAI”) for Class A, Class C and Class I shares dated January 31, 2017,

and the Prospectus and SAI for Class L shares dated May 30, 2017

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Effective December 18, 2017 ALPS Distributors, Inc. (“ALPS”) will replace Northern Lights Distributors, LLC (“NLD”) as distributor to the Fund. All references to NLD as the Fund’s current distributor are deleted and replaced with reference to ALPS, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

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This Supplement, and the Prospectuses and SAI for Class A, Class C and Class I shares dated January 31, 2017, and the Prospectus and SAI for Class L shares dated May 30, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference. These can be obtained without charge by calling toll-free 1-888-459-1059, or by visiting the Fund’s website at http://www.bluerockfunds.com.